Changing Parameters Fund
FUND SUMMARY
Investment Objective:
The Fund's investment objective is total return.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Changing Parameters Fund Changing Parameters Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Changing Parameters Fund Changing Parameters Fund
Management Fees	1.50%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.13%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.54%	[1]
Total Annual Fund Operating Expenses	2.52%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Changing Parameters Fund | Changing Parameters Fund | USD ($)	255	785	1,340	2,856

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed income securities (which may include common stocks, bonds, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs"), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds). The ETFs and other investment companies are referred to as “Underlying Funds” in this prospectus. The Fund may borrow amounts of up to 33 1/3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Fund’s adviser deems it advisable and to increase liquidity to meet redemption requests.

In general, the Fund’s investments in equity securities, futures contracts, options on futures contracts and bonds are intended to achieve the capital appreciation component, and the Fund’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Fund's total return objective. The Fund typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Fund's allocation of its investments between the equity and fixed income market segments may vary without limitation. The Fund may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Fund will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Fund will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform. The Fund sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Fund's portfolio. The Fund covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed. The Fund’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.” The Fund is diversified.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk and liquidity risk.

• ETF and Underlying Fund Risk. ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

• Fixed Income Risk. When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Futures Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

• High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. By borrowing money for leverage, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing. The use of leverage, such as borrowing money to purchase securities, will magnify the Fund's gains or losses.

• Management Risk. The adviser's judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

• Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Short Sale Risk. Positions in shorted securities are often speculative and riskier than "long" positions

• Short Sale Risk. Positions in shorted securities are often speculative and riskier than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

• Stock Market Risk. Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2007	4.90%
Worst Quarter:	2nd Quarter 2010	(5.09)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2018, was (0.30)%.
Performance Table  Average Annual Total Returns  (For periods ended December 31, 2017)
Average Annual Total Returns - Changing Parameters Fund		Label	One Year	Five Years	Ten Years	Life of Fund [1]	Inception Date
Changing Parameters Fund		Return before taxes	5.29%	3.49%	2.32%	2.78%	Oct. 02, 2006
Changing Parameters Fund | Return after taxes on distributions			3.82%	2.41%	1.47%	1.81%
Changing Parameters Fund | Return after taxes on distributions and sale of Fund shares			2.99%	2.18%	1.42%	1.77%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]		3.54%	2.10%	4.01%	4.28%
[1]	The inception date of the Fund is October 2, 2006.
[2]	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.